Prepayments (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments [Abstract]
Schedule of Prepayments

Prepayments consist of the following:

	December 31, 2024	December 31, 2023
Prepayments for the services cost	$11,151	$203,126
Prepayments for the hardware devices	36,816,544	-
Less: Prepayments for the services cost from discontinued operations	(4,218)	10,849
Total Prepayments for the services cost	36,831,913	192,277